UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Eubel Brady & Suttman
Income and Appreciation Fund
Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund
Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

SEMI-ANNUAL REPORT
January 31, 2023
(Unaudited)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LETTER TO OUR SHAREHOLDERS	January 31, 2023

Dear Shareholders:

Fixed-income market volatility remained high and created opportunities for each Fund during the period ended January 31, 2023, as the Federal Reserve (the “Fed”) continued increasing short-term interest rates in its endeavor to lower inflation. Those actions pushed the yield curve, as measured by the 10-Year and 2-Year U.S. Treasury, deeper into inverted territory with an inversion of 0.71% at period end. This is an unnatural state, often portends economic weakness and was last at this inversion level or deeper in the early ’80s.

The investment management flexibility provided for in the EBS Income Fund (EBSFX) and EBS Income & Appreciation Fund (EBSZX), coupled with our business-like approach to investing and keen focus on individual credits works well in volatile markets, in our view.

Yields rose across the maturity spectrum during the period with maturities of less than one-year rising the most and credit spreads (number of basis points a corporate credit yields over a Treasury of equal maturity) generally tightened.

We discuss the current environment, review our investment philosophy and results, and share our perspective below. Feel free to give us a call with questions, comments or both.

A Review of the Semi-Annual Period –

Three key themes were prominent during the period: Inflation, Geopolitics and Fixed-Income Market volatility.

Inflation – The pace of price increases remained top of mind for suppliers, consumers and policy makers alike. And the Fed’s tightening actions are seemingly having the desired effect with inflation declining from 8.5% at the beginning of the period to 6.5% at the end of December (most recent data available). Its pursuit of a 2% average rate of inflation may be a lofty goal given continued supply chain challenges, as well as structural supply chain changes that are underway and take extended periods of time to implement.

Price stability, once achieved, should improve business’ and consumers’ ability to make financial forecasts, boosting confidence and supporting long-term sustainable rates of economic growth.

Geopolitics – The global stage has become very fragile and historic norms challenged as the Russia-China relationship has grown, and others like Iran and North Korea have been emboldened. Arguably, the world is being divided into two distinct camps of those philosophically aligned with the U.S. and others. This may continue fostering de-globalization and can have a profound long-term effect on global shipping routes and therefore supply chains. These and other factors introduce a degree of friction into the economic equation. Friction typically equals inflation and ushers in behavioral changes.

The inflationary tendencies associated with geopolitical discontent are reducing the potency of the Fed’s restrictive monetary policy, in our view. As such, higher rates for longer than market participants currently expect could be necessary to guide economic activity lower.

Fixed-Income Markets – Many market participants were seemingly caught off guard as Treasury yields reached the highest levels in over a decade during the period. They were either psychologically unprepared for the negative impact of rapidly rising interest rates or did not understand the risk they held in longer dated issues or a combination thereof.

The periodic knee-jerk reaction led to elevated levels of selling which created opportunities for investors not under such pressures (like the Funds). Here is another way to think about this: it is the transfer of securities from speculators (weak hands) to investors (strong hands) during times of unrest. The Funds’ generally stable asset base coupled with our value-oriented investment philosophy typically allow us to be the “strong hands.”

Regarding convertible securities in EBSZX, recent volatility increased the number of securities in our opportunity set as equity prices declined and yields rose. We were able to increase our convertible exposure 940 basis points during the period (a basis point is 1/100th of 1%) to 45.1%.

When attractively priced convertibles meeting our criteria are not available for purchase, we generally hold non-convertible corporate bonds in EBSZX.

Investment Philosophy – Managing risks so that investors are adequately compensated for them is an important element of our bottom- up investment philosophy. Interest rates are extremely difficult to accurately forecast over time, so we refrain from doing so. We are, however, cognizant of interest rate levels.

In our view, flexibility in portfolio management can support long-term success. Therefore, each Fund has latitude with respect to maturity, duration (price sensitivity to a change in interest rates) and credit quality, among other factors. This flexibility allows us to invest where we find the most value, rather than being confined to specific maturity, duration and credit rating targets (boxes, if you will). Being largely unconstrained allows us to hold bonds to maturity, and we often do so. We believe this flexibility provides the Funds an advantage over those geared toward a specific mandate. Only EBS clients are permitted to invest in the Funds which provides a more stable asset base as compared to funds open to the general public.

Each Fund held fewer than 55 securities at period-end, yet maintained good diversification in our view. While many funds hold hundreds of securities, we believe a narrower focus is more advantageous. The composition of the EBS Funds will often be materially different than their benchmarks. As such, you should expect the Funds’ returns to diverge from their benchmarks, often significantly. Neither Fund uses leverage (borrows money) to make investments.

Results For Various Periods Ended January 31, 2023 – Since inception (September 30, 2014) through January 31, 2023, the Eubel Brady & Suttman Income and Appreciation Fund (“EBSZX”) posted an average annual total return of 2.93%, while its primary benchmark, the ICE BofA U.S. Yield Alternatives Index (the “Index”), returned 3.41% (annualized) over the same period. During the five-year period ended January 31, 2023, the Fund returned 2.72% per year and the Index 4.01%. During the three-year period ended January 31, 2023, the Fund returned 3.38% per year and the Index 1.58%. Over the year ended January 31, 2023, the Fund returned -0.84% and the Index -5.00%. Over the six-month period ended January 31, 2023, the Fund increased 1.98% and the Index 5.53%.

The primary factors contributing to EBSZX’s outperformance during the three-year and one -year periods and underperformance in other periods ended January 31, 2023, are described below:

●	EBSZX’s investment in short-duration non-convertible securities and underweight allocation to convertibles contributed to its outperformance relative to its primary benchmark.

●	The Fund’s modest equity sensitivity benefited it commensurately as equity markets lifted in other periods, but not enough to keep pace with the more equity sensitive benchmark over the six-month, five-year and since-inception periods.

We believe EBSZX is positioned well to capitalize on additional convertible investments should downside volatility serve up additional opportunities at compelling prices. Through our lens, the environment for convertibles meeting our criteria has improved.

Since inception (September 30, 2014) through January 31, 2023, the Eubel Brady & Suttman Income Fund (“EBSFX”) logged an average annual total return of 1.93%, while its primary benchmark, the ICE BofA U.S. Corporate & Government Master Index (the “ICE Index”) increased 1.55% per annum over the same period. During the five-year period ended January

31, 2023, the Fund returned 1.81% per annum and the ICE Index 1.00% per annum. During the three-year period ended January 31, 2023, the Fund returned 1.17% per annum and the ICE Index -2.51% per annum. Over the year ended January 31, 2023, the Fund decreased -1.39% and the ICE Index declined -9.05%. Over the six-month period ended January 31, 2023, the Fund returned 0.51% and the ICE Index declined -2.28%.

The primary factors contributing to EBSFX’s outperformance during all periods ended January 31, 2023, are described below:

●	EBSFX’s primary reason for outperforming in all periods was due to its portfolio having, on average, shorter maturities than its primary benchmark. As Treasury yields rose, their prices declined, negatively impacting the primary benchmark more than the Fund.

Our Perspective – We believe the market began looking through this tightening cycle in the final months of the semi-annual period with an optimistic eye toward lower short-term rates later this year. This concept contradicted the Fed’s narrative and seemingly ignored the unique inflationary aspects associated with changing supply chains, scarcity and a shifting world stage.

Although we do not make interest rate or economic forecasts, we are cognizant of general financial conditions and would not be surprised if inflation is stickier than expected just a few months ago. If this holds true, interest rate levels may have to be increased more than initially forecasted by the Fed and held higher for longer to restrain economic activity, reduce demand and cool inflation.

In light of the volatile fixed-income environment, we are acting with more nimbleness than usual to capitalize on opportunities created when yields spike and credit spreads widen on issues of interest.

As noted earlier, our convertible exposure within EBSZX increased markedly during the semi-annual period as volatility served up additional convertibles meeting our criteria. Increased convertible exposure can lead to higher returns in future years if the underlying common stock of those convertible securities appreciate over time. We look forward to increasing our convertible exposure more as opportunities meeting our criteria arise.

As always, we welcome your questions, comments or both and may be reached at 1-800-391-1223. Thank you for embracing a value-oriented investment philosophy and for your trust and confidence in our firm.

Sincerely,

The EBS Research Group

Important Disclosures – Performance data quoted in this letter or the report itself represents past performance. Past performance does not guarantee future results. The value of an investor’s shares will fluctuate and may be worth more or less than the original cost when redeemed. Current performance may be higher or lower than performance quoted herein. Performance data, current to the most recent month end, is available by calling 1-800-391-1223.

The information in this “Letter To Our Shareholders” represents the opinion of the author and is not intended to be a forecast or investment advice. This publication does not constitute an offer or solicitation of any transaction in any securities. Information contained in this publication has been obtained from sources believed to be reliable but has not been independently verified by EBS. Please note that any discussion of fund holdings, fund performance and views expressed are as of January 31, 2023 (except if otherwise stated) and are subject to change without notice.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
PORTFOLIO INFORMATION
January 31, 2023 (Unaudited)

Eubel Brady & Suttman Income and Appreciation Fund
Asset Allocation (% of Net Assets)

Eubel Brady & Suttman Income Fund
Asset Allocation (% of Net Assets)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)
CORPORATE BONDS — 42.5%	Coupon	Maturity	Par Value	Value
Communications — 1.9%
Discovery Communications, LLC	3.800%	03/13/24	$2,085,000	$2,048,889
Discovery Communications, LLC	3.950%	06/15/25	1,000,000	964,805
				3,013,694
Consumer Staples — 1.8%
Kroger Company (The)	3.850%	08/01/23	1,000,000	994,301
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,866,174
				2,860,475
Energy — 2.5%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	2,919,000	2,984,677
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	962,516
				3,947,193
Financials — 18.4%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	2,010,000
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,551,460
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,682,623
Citigroup, Inc. (SOFR + 166.7, effective 05/15/23) (a)	1.678%	05/15/24	2,359,000	2,335,551
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,291,625
First Maryland Capital I (3MO LIBOR + 100) (a)	5.830%	01/15/27	2,000,000	1,895,087
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	5.442%	02/23/23	500,000	500,171
M&T Bank Corporation (3MO LIBOR + 68) (a)	5.502%	07/26/23	1,510,000	1,510,411
Markel Corporation (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	5,000,000	4,961,071
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,668,346
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,918,743
Truist Financial Corporation (3MO LIBOR + 67) (a)	5.320%	05/15/27	2,000,000	1,889,940
Wells Fargo & Company	3.750%	01/24/24	1,895,000	1,874,130
				29,089,158

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 42.5%
(Continued)	Coupon	Maturity	Par Value	Value
Health Care — 9.0%
AmerisourceBergen Corporation	0.737%	03/15/23	$1,490,000	$1,482,736
Danaher Corporation	2.200%	11/15/24	1,492,000	1,431,909
Laboratory Corporation of America Holdings	3.600%	02/01/25	4,500,000	4,379,660
McKesson Corporation	0.900%	12/03/25	3,900,000	3,495,055
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	3,600,000	3,398,728
				14,188,088
Industrials — 4.0%
General Electric Company (3MO LIBOR + 100) (a)	5.769%	03/15/23	$1,000,000	1,000,830
Huntington Ingalls Industries, Inc.	0.670%	08/16/23	3,500,000	3,417,126
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,123,931
Republic Services, Inc.	2.500%	08/15/24	849,000	818,950
				6,360,837
Materials — 3.3%
Ball Corporation	4.000%	11/15/23	2,000,000	1,971,580
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,342,609
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,919,989
				5,234,178
Utilities — 1.6%
American Electric Power Company, Inc.	2.031%	03/15/24	2,680,000	2,589,058

Total Corporate Bonds
(Cost $70,313,180)				$67,282,681

CONVERTIBLE BONDS — 45.1%	Coupon	Maturity	Par Value	Value
Communications — 11.4%
Airbnb, Inc.	0.000%	03/15/26	$6,000,000	$5,151,000
Dish Network Corporation	2.375%	03/15/24	2,000,000	1,853,000
Dish Network Corporation	0.000%	12/15/25	4,000,000	2,638,000
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	5,004,000
TripAdvisor, Inc.	0.250%	04/01/26	4,000,000	3,374,000
				18,020,000

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
CONVERTIBLE BONDS — 45.1%
(Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 12.3%
Chegg, Inc.	0.125%	03/15/25	$3,000,000	$2,638,500
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,356,800
Etsy, Inc.	0.125%	09/01/27	3,000,000	3,084,300
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,597,600
Ford Motor Company	0.000%	03/15/26	3,000,000	3,060,000
Patrick Industries, Inc.	1.000%	02/01/23	2,000,000	1,999,743
Patrick Industries, Inc.	1.750%	12/01/28	3,000,000	2,700,000
				19,436,943
Financials — 8.6%
Ares Capital Corporation	4.625%	03/01/24	2,000,000	2,133,000
Hope Bancorp, Inc.	2.000%	05/15/38	4,720,000	4,620,880
Prospect Capital Corporation	6.375%	03/01/25	2,272,000	2,257,914
Redwood Trust, Inc.	4.750%	08/15/23	4,700,000	4,617,750
				13,629,544
Technology — 12.8%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,620,000
DocuSign, Inc.	0.000%	01/15/24	6,000,000	5,703,000
Envestnet, Inc.	0.750%	08/15/25	5,500,000	5,115,000
Guidewire Software, Inc.	1.250%	03/15/25	5,000,000	4,797,500
				20,235,500
Total Convertible Bonds
(Cost $72,188,630)				$71,321,987

BANK DEBT — 2.1%	Coupon	Maturity	Par Value	Value
Financials — 2.1%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $3,205,629)	9.750%	09/22/24	$3,205,629	$3,363,019

COMMON STOCKS — 1.1%	Shares	Value
Financials — 1.1%
Capital One Financial Corporation	9,904	$1,178,576
Lincoln National Corporation	15,673	555,294
Total Common Stocks (Cost $934,971)		$1,733,870

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 8.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio -Institutional Class, 4.30% (e) (Cost $13,671,917)	13,671,917	$13,671,917

Total Investments at Value — 99.4% (Cost $160,314,327)		$157,373,474

Other Assets in Excess of Liabilities — 0.6%		983,999

Net Assets — 100.0%		$158,357,473

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $6,400,233 as of January 31, 2023, representing 4.0% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with constant maturity of 5 years.

LIBOR -	London Interbank Offered Rate

SOFR -	Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2023 was $5,031,365 representing 3.2% of net assets.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $5,031,365 as of January 31, 2023, representing 3.2% of net assets.

(e)	The rate shown is the 7-day effective yield as of January 31, 2023.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)
CORPORATE BONDS — 95.7%	Coupon	Maturity	Par Value	Value
Communications — 5.7%
Discovery Communications, LLC	3.950%	06/15/25	$6,851,000	$6,609,878
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,961,809
Verisign, Inc.	5.250%	04/01/25	5,000,000	5,012,249
Verisign, Inc.	4.750%	07/15/27	6,000,000	5,930,357
				21,514,293
Consumer Discretionary — 0.5%
General Motors Financial
Company, Inc.	4.350%	01/17/27	2,100,000	2,036,400

Consumer Staples — 7.6%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,041,638
Kroger Company (The)	2.650%	10/15/26	11,098,000	10,355,399
Mondelez International, Inc.	2.125%	03/17/24	10,544,000	10,237,880
				28,634,917
Energy — 2.3%
AEP Texas Central Company, 144A	3.850%	10/01/25	3,750,000	3,625,446
CONSOL Energy, Inc., 144A	11.000%	11/15/25	5,060,000	5,173,850
				8,799,296
Financials — 23.2%
American Express Company	2.250%	03/04/25	11,500,000	10,937,905
Bank of America Corporation	4.200%	08/26/24	4,500,000	4,447,534
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	4,000,000	4,020,000
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	12,250,000	10,533,992
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	10,730,492
CNG Holdings, Inc., 144A	12.500%	06/15/24	4,300,000	3,649,625
First Maryland Capital I (3MO LIBOR + 100) (a)	5.830%	01/15/27	5,000,000	4,737,717
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	5.442%	02/23/23	71,000	71,024
JPMorgan Chase & Company (3MO LIBOR + 73, effective 04/23/23) (a)	3.559%	04/23/24	1,281,000	1,276,201
Loews Corporation	3.750%	04/01/26	12,000,000	11,711,090
Markel Corporation (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	2,000,000	1,984,428

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 95.7%
(Continued)	Coupon	Maturity	Par Value	Value
Financials — 23.2% (Continued)
Morgan Stanley (SOFR + 166.9, effective 07/17/25) (a)	4.679%	07/17/26	$8,000,000	$7,928,384
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,306,268
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	5,058,504
Truist Financial Corporation (3MO LIBOR + 67) (a)	5.320%	05/15/27	5,788,000	5,469,487
				87,862,651
Health Care — 26.8%
AmerisourceBergen Corporation	3.400%	05/15/24	11,000,000	10,779,618
Danaher Corporation	2.200%	11/15/24	10,858,000	10,420,688
Edwards Lifesciences Corporation	4.300%	06/15/28	6,400,000	6,275,474
Elevance Health, Inc.	2.375%	01/15/25	5,500,000	5,253,502
Humana, Inc.	3.950%	03/15/27	4,500,000	4,387,625
Laboratory Corporation of America Holdings	3.600%	02/01/25	13,500,000	13,138,978
McKesson Corporation	0.900%	12/03/25	12,065,000	10,812,267
Stryker Corporation	3.375%	11/01/25	2,530,000	2,449,383
Stryker Corporation	3.650%	03/07/28	6,000,000	5,791,409
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	10,815,000	10,210,346
Walgreens Boots Alliance, Inc.	0.950%	11/17/23	11,500,000	11,149,984
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	10,840,446
				101,509,720
Industrials — 16.9%
General Electric Company (3MO LIBOR + 100) (a)	4.293%	03/15/23	5,000,000	5,004,150
Lockheed Martin Corporation	3.550%	01/15/26	4,974,000	4,881,726
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	3,375,000	3,356,872
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	8,000,000	8,188,781
Raytheon Technology Corporation	3.950%	08/16/25	9,775,000	9,640,946
Republic Services, Inc.	2.500%	08/15/24	11,000,000	10,610,654
Roper Technologies, Inc.	3.650%	09/15/23	7,000,000	6,941,601
Roper Technologies, Inc.	3.800%	12/15/26	4,933,000	4,778,654
Timken Company (The)	4.500%	12/15/28	10,933,000	10,656,917
				64,060,301

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 95.7%
(Continued)	Coupon	Maturity	Par Value	Value
Materials — 5.7%
Ball Corporation	4.000%	11/15/23	$2,000,000	$1,971,580
Ball Corporation	5.250%	07/01/25	8,836,000	8,792,792
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	10,820,100
				21,584,472
Technology — 7.0%
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,963,822
Hewlett Packard Enterprise Company	4.900%	10/15/25	11,231,000	11,213,532
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,611,287
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,759,410
				26,548,051
Total Corporate Bonds
(Cost $375,827,475)				$362,550,101

BANK DEBT — 1.8%	Coupon	Maturity	Par Value	Value
Financials — 1.8%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $6,508,399)	9.750%	09/22/24	$6,508,399	$6,827,948

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio -Institutional Class, 4.30% (e) (Cost $10,316,272)	10,316,272	$10,316,272

Total Investments at Value — 100.2% (Cost $392,652,146)		$379,694,321

Liabilities in Excess of Other Assets — (0.2%)		(795,187)

Net Assets — 100.0%		$378,899,134

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $23,994,574 as of January 31, 2023, representing 6.3% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with constant maturity of 5 years.

LIBOR -	London Interbank Offered Rate

SOFR -	Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2023 was $12,134,216, representing 3.2% of net assets.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $12,134,216 as of January 31, 2023, representing 3.2% of net assets.

(e)	The rate shown is the 7-day effective yield as of January 31, 2023.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2023 (Unaudited)
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
ASSETS
Investments in securities:
At cost	$160,314,327	$392,652,146
At value (Note 2)	$157,373,474	$379,694,321
Receivable for capital shares sold	3,103	380,802
Dividends and interest receivable	1,025,555	3,330,437
Other assets	19,052	19,972
Total assets	158,421,184	383,425,532

LIABILITIES
Distributions payable	209	1,113
Payable for capital shares redeemed	33,946	128,243
Payable for investment securities purchased	—	4,341,016
Payable to administrator (Note 4)	13,310	29,340
Other accrued expenses	16,246	26,686
Total liabilities	63,711	4,526,398

NET ASSETS	$158,357,473	$378,899,134

NET ASSETS CONSIST OF:
Paid-in capital	$161,041,811	$398,892,714
Accumulated deficit	(2,684,338)	(19,993,580)
NET ASSETS	$158,357,473	$378,899,134

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	16,495,051	40,192,826

Net asset value, offering price and redemption price per share (Note 2)	$9.60	$9.43

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2023 (Unaudited)
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
INVESTMENT INCOME
Dividends	$287,066	$274,857
Interest	2,633,680	6,233,594
Total investment income	2,920,746	6,508,451

EXPENSES
Administration fees (Note 4)	65,137	167,835
Shareholder servicing fees (Note 6)	29,678	74,692
Registration and filing fees	18,018	19,161
Legal fees	12,934	12,934
Custody and bank service fees	5,880	15,294
Audit and tax services fees	9,411	9,411
Trustees’ fees (Note 4)	8,125	8,125
Insurance expense	3,530	8,823
Pricing fees	3,234	3,234
Shareholder reporting expenses	3,214	3,214
Postage and supplies	1,623	1,475
Other expenses	2,573	3,022
Total expenses	163,357	327,220

NET INVESTMENT INCOME	2,757,389	6,181,231

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	338,635	(2,923,879)
Net change in unrealized appreciation (depreciation) on investments	71,826	(1,365,538)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	410,461	(4,289,417)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,167,850	$1,891,814

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	January 31,	Ended
	2023	July 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$2,757,389	$2,978,778
Net realized gains from investment transactions	338,635	1,854,866
Net change in unrealized appreciation (depreciation) on investments	71,826	(7,773,072)
Net increase (decrease) in net assets resulting from operations	3,167,850	(2,939,428)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,765,654)	(5,164,807)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	40,172,546	17,375,902
Net asset value of shares issued in reinvestment of distributions
to shareholders	3,764,148	5,162,068
Payments for shares redeemed	(5,863,063)	(11,736,847)
Net increase in net assets from capital share transactions	38,073,631	10,801,123

TOTAL INCREASE IN NET ASSETS	37,475,827	2,696,888

NET ASSETS
Beginning of period	120,881,646	118,184,758
End of period	$158,357,473	$120,881,646

CAPITAL SHARES ACTIVITY
Shares sold	4,184,522	1,740,824
Shares reinvested	397,157	514,934
Shares redeemed	(615,963)	(1,175,439)
Net increase in shares outstanding	3,965,716	1,080,319
Shares outstanding at beginning of period	12,529,335	11,449,016
Shares outstanding at end of period	16,495,051	12,529,335

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	January 31,	Ended
	2023	July 31,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$6,181,231	$6,812,563
Net realized losses from investment transactions	(2,923,879)	(1,575,872)
Net change in unrealized appreciation (depreciation) on investments	(1,365,538)	(13,945,763)
Net increase (decrease) in net assets resulting from operations	1,891,814	(8,709,072)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(6,202,387)	(6,829,373)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	56,153,239	159,438,628
Net asset value of shares issued in reinvestment of distributions to shareholders	6,196,530	6,821,872
Payments for shares redeemed	(29,896,019)	(111,505,198)
Net increase in net assets from capital share transactions	32,453,750	54,755,302

TOTAL INCREASE IN NET ASSETS	28,143,177	39,216,857

NET ASSETS
Beginning of period	350,755,957	311,539,100
End of period	$378,899,134	$350,755,957

CAPITAL SHARES ACTIVITY
Shares sold	5,958,406	16,288,700
Shares reinvested	662,533	702,812
Shares redeemed	(3,192,457)	(11,479,894)
Net increase in shares outstanding	3,428,482	5,511,618
Shares outstanding at beginning of period	36,764,344	31,252,726
Shares outstanding at end of period	40,192,826	36,764,344

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$9.65		$10.32	$9.76	$9.81	$9.86	$9.97
Income (loss) from investment operations:
Net investment income	0.18		0.25	0.26	0.34	0.32	0.27
Net realized and unrealized gains (losses) on investments	0.00	(a)	(0.49)	0.63	(0.05)	(0.05)	(0.11)
Total from investment operations	0.18		(0.24)	0.89	0.29	0.27	0.16
Less distributions from:
Net investment income	(0.17)		(0.25)	(0.27)	(0.34)	(0.32)	(0.27)
Net realized gains on investments	(0.06)		(0.18)	(0.06)	—	—	—
Total distributions	(0.23)		(0.43)	(0.33)	(0.34)	(0.32)	(0.27)
Net asset value at end of period	$9.60		$9.65	$10.32	$9.76	$9.81	$9.86
Total return (b)	1.98	% (c)	(2.39%)	9.20%	3.04%	2.82%	1.61%
Net assets at end of period (000’s)	$158,357		$120,882	$118,185	$101,634	$88,796	$88,318
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.22	% (d)	0.25%	0.26%	0.27%	0.27%	0.25%
Ratio of net investment income to average net assets	3.72	% (d)	2.47%	2.59%	3.48%	3.24%	2.71%
Portfolio turnover rate	10	% (c)	33%	50%	45%	16%	60%

(a)	Amount is less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$9.54		$9.97	$9.85	$9.86	$9.82	$10.00
Income (loss) from investment operations:
Net investment income	0.16		0.19	0.21	0.35	0.33	0.27
Net realized and unrealized gains (losses) on investments	(0.11)		(0.43)	0.12	(0.01)	0.04	(0.19)
Total from investment operations	0.05		(0.24)	0.33	0.34	0.37	0.08
Less distributions from net investment income	(0.16)		(0.19)	(0.21)	(0.35)	(0.33)	(0.26)
Net asset value at end of period	$9.43		$9.54	$9.97	$9.85	$9.86	$9.82
Total return (a)	0.51	% (b)	(2.40%)	3.43%	3.49%	3.86%	0.86%
Net assets at end of period (000’s)	$378,899		$350,756	$311,539	$203,495	$200,716	$198,903
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.18	% (c)	0.18%	0.20%	0.21%	0.20%	0.20%
Ratio of net investment income to average net assets	3.31	% (c)	2.01%	2.13%	3.51%	3.37%	2.69%
Portfolio turnover rate	21	% (b)	50%	33%	27%	19%	65%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited)

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-8. The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory Update — In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, debt, and other contracts that will undergo reference rate elated modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Securities Valuation — Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds and the Valuation Designee, determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of January 31, 2023 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$65,614,335	$1,668,346	$67,282,681
Convertible Bonds	—	71,321,987	—	71,321,987
Bank Debt	—	—	3,363,019	3,363,019
Common Stocks	1,733,870	—	—	1,733,870
Money Market Funds	13,671,917	—	—	13,671,917
Total	$15,405,787	$136,936,322	$5,031,365	$157,373,474

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$357,243,833	$5,306,268	$362,550,101
Bank Debt	—	—	6,827,948	6,827,948
Money Market Funds	10,316,272	—	—	10,316,272
Total	$10,316,272	$357,243,833	$12,134,216	$379,694,321

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended January 31, 2023:

EBS Income and Appreciation Fund
				Net change	Value
	Value as of			in unrealized	as of
	July 31,		Sales/	appreciation	January 31,
Investments in Securities	2022	Purchases	maturities	(depreciation)	2023
Corporate Bonds	$1,630,204	$—	$—	$38,142	$1,668,346
Bank Debt	3,165,440	3,249,799	(3,229,797)	177,577	3,363,019
Total	$4,795,644	$3,249,799	$(3,229,797)	$215,719	$5,031,365

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund
				Net change	Value
	Value as of			in unrealized	as of
	July 31,		Sales/	appreciation	January 31,
Investments in Securities	2022	Purchases	maturities	(depreciation)	2023
Corporate Bonds	$5,184,955	$—	$—	$121,313	$5,306,268
Bank Debt	6,426,804	6,598,077	(6,557,469)	360,536	6,827,948
Total	$11,611,759	$6,598,077	$(6,557,469)	$481,849	$12,134,216

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at January 31, 2023 is $195,532 and $440,862 for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
					Weighted
	Fair Value at				Average of
	January 31,	Valuation	Unobservable	Value/	Unobservable
	2023	Technique	Input [1]	Range	Inputs
		Management’s
		Estimate of Future
Corporate Bonds	$1,668,346	Cash Flows	Discount Rate [2]	16.672%	N/A
Bank Debt	$3,363,019	DCF Model	Discount Rate [2]	6.566%	N/A

EBS Income Fund
					Weighted
	Fair Value at				Average of
	January 31,	Valuation	Unobservable	Value/	Unobservable
	2023	Technique	Input [1]	Range	Inputs
		Management’s
		Estimate of Future
Corporate Bonds	$5,306,268	Cash Flows	Discount Rate [2]	16.672%	N/A
Bank Debt	$6,827,948	DCF Model	Discount Rate [2]	6.566%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

[2]	The Discount Rate used is determined by the Valuation Designee by employing a reference benchmark, adjusted by a credit spread.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

There were no derivative instruments held by the Funds as of or during the six months ended January 31, 2023.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended January 31, 2023 and July 31, 2022 was as follows:

		Ordinary	Long-Term	Total
	Periods Ended	Income	Capital Gains	Distributions
Eubel Brady & Suttman Income and Appreciation Fund	1/31/2023	$2,760,749	$1,004,905	$3,765,654
	7/31/2022	$4,234,753	$930,054	$5,164,807

Eubel Brady & Suttman Income Fund	1/31/2023	$6,202,387	$—	$6,202,387
	7/31/2022	$6,829,373	$—	$6,829,373

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2022:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of investments	$123,257,659	$360,129,673
Gross unrealized appreciation	$1,691,410	$152,467
Gross unrealized depreciation	(4,802,630)	(11,744,754)
Net unrealized depreciation on investments	(3,111,220)	(11,592,287)
Undistributed ordinary income	21,253	—
Undistributed long-term gains	1,003,433	—
Accumulated capital and other losses	—	(4,090,720)
Accumulated deficit	$(2,086,534)	$(15,683,007)

The federal tax cost, unrealized appreciation (depreciation) as of January 31, 2023 is as follows:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Tax cost of investments	$160,412,868	$392,652,146
Gross unrealized appreciation	$2,232,470	$1,178,940
Gross unrealized depreciation	(5,271,864)	(14,136,765)
Net unrealized depreciation on investments	$(3,039,394)	$(12,957,825)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

As of July 31, 2022, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Short-term	$—	$1,406,245
Long-term	—	2,684,475
	—	$4,090,720

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Unfunded Loan Commitment

At January 31, 2023, unfunded loan commitments for the Funds were as follows:

		Unfunded
Fund	Borrower	Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$94,371
EBS Income Fund	NCP Finance Limited Partnership	$191,601

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SVP Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such expenses. This agreement is currently in effect until December 1, 2023. No expense reimbursements were required during the six months ended January 31, 2023.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an interested person of the Trust receives from the Funds a fee of $2,625 for attendance at each meeting of the Board, in addition to reimbursement of travel

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,000, paid quarterly.

5.	Securities Transactions

During the six months ended January 31, 2023, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$44,070,544	$118,977,557
Proceeds from sales and maturities of investment securities	$13,005,863	$55,989,609

During the six months ended January 31, 2023, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$—	$—
Proceeds from sales and maturities of investment securities	$—	$17,502,539

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended January 31, 2023, EBS Income and Appreciation Fund and EBS Income Fund incurred $29,678 and $74,692, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the six months ended January 31, 2023.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2023, EBS Income and Appreciation Fund and EBS Income Fund had 30.2% and 25.0%, respectively, of the value of their net assets invested in securities within the Financials sector. The EBS Income Fund also had 26.8% of the value of its net assets invested in securities within the Health Care sector.

9.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including shareholder servicing fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2022 through January 31, 2023).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is based on each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. They will not help you determine the relative total costs of owning different funds. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	August 1, 2022	January 31, 2023	Ratio (a)	Period (b)
EBS Income and Appreciation Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,019.80	0.22%	$1.12
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,024.10	0.22%	$1.12

EBS Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,005.10	0.18%	$0.91
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,024.30	0.18%	$0.92

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The program is reasonably designed to assess, manage, and periodically review each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees approved the appointment of a Liquidity Risk Management Program Administrator (the “Liquidity Administrator”), which includes representatives from Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser. The Liquidity Administrator is responsible for the administration of the program and its policies and procedures and for reporting to the Board on at least an annual basis regarding the program’s operation, adequacy and effectiveness, as well as any material changes to the program. The Liquidity Administrator assessed each Fund’s liquidity risk profile and the adequacy and effectiveness of the liquidity risk management program’s operations during the period from June 1, 2021 through May 31, 2022 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on September 23, 2022. During the Review Period, neither of the Funds experienced unusual stress or disruption to its operations from any purchase and redemption activity. Also, during the Review Period each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and has been effectively implemented during the Review Period.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at www.sec.gov.

EBS-SAR-23

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Audit and Governance Committee shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	March 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	March 30, 2023

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer

Date	March 30, 2023

* Print the name and title of each signing officer under his or her signature.